FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Individually Credit Impaired Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES..
Credit impaired trade receivables - Gross carrying amount	$ 1,138	$ 2,142
Expected credit loss allowance	1,124	2,124
Credit impaired trade receivables net	$ 14	$ 18